Chestnut Street Exchange Fund
(A California Limited Partnership)
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Banks - 8.6%
Bank of America Corp.	39,255	$1,638,111
JPMorgan Chase & Co.	36,214	8,883,294
Wells Fargo & Co.	55,125	3,957,424
		14,478,829

Capital Goods - 7.1%
3M Co.	18,556	2,725,134
Emerson Electric Co.	60,234	6,604,056
GE Vernova, Inc.	2,353	718,324
General Electric Co.	9,415	1,884,412
		11,931,926

Consumer Discretionary Distribution & Retail - 5.4%
Amazon.com, Inc. (a)	16,666	3,170,873
Home Depot, Inc.	16,394	6,008,237
		9,179,110

Consumer Durables & Apparel - 0.6%
NIKE, Inc. - Class B	17,287	1,097,379

Consumer Staples Distribution & Retail - 2.3%
Walmart, Inc.	44,853	3,937,645

Energy - 4.8%
Exxon Mobil Corp.	47,783	5,682,832
Schlumberger NV	57,711	2,412,320
		8,095,152

Financial Services - 4.7%
Moody's Corp.	17,048	7,939,083

Food, Beverage & Tobacco - 4.7%
Altria Group, Inc.	12,580	755,052
Mondelez International, Inc. - Class A	8,737	592,806
PepsiCo, Inc.	30,497	4,572,720
Philip Morris International, Inc.	12,580	1,996,823
		7,917,401

Health Care Equipment & Services - 5.9%
Abbott Laboratories	70,402	9,338,825
GE HealthCare Technologies, Inc.	3,138	253,268
Solventum Corp. (a)	4,639	352,750
		9,944,843

Household & Personal Products - 0.4%
Kenvue, Inc.	26,378	632,544

Materials - 7.8%
Air Products and Chemicals, Inc.	27,559	8,127,700
Cabot Corp.	60,180	5,003,365
		13,131,065

Media & Entertainment - 9.8%
Alphabet, Inc. - Class A	42,416	6,559,210
Comcast Corp. - Class A	97,417	3,594,687
Paramount Global - Class B	41,580	497,297
Walt Disney Co.	60,469	5,968,291
		16,619,485

Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Johnson & Johnson	42,008	6,966,607
Merck & Co., Inc.	54,860	4,924,233
		11,890,840

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	157,922	3,586,409

Software & Services - 15.1%
Check Point Software Technologies Ltd. (a)	27,339	6,231,105
Microsoft Corp.	32,788	12,308,287
Oracle Corp.	49,558	6,928,704
		25,468,096

Technology Hardware & Equipment - 7.8%
Apple, Inc.	53,471	11,877,513
Cisco Systems, Inc.	19,716	1,216,675
		13,094,188

Transportation - 4.6%
Union Pacific Corp.	32,710	7,727,410
TOTAL COMMON STOCKS (Cost $18,567,994)		166,671,405

SHORT-TERM INVESTMENTS - 1.5%		Value
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class X, 4.27% (b)	2,551,258	2,551,258
TOTAL SHORT-TERM INVESTMENTS (Cost $2,551,258)		2,551,258

TOTAL INVESTMENTS - 100.2% (Cost $21,119,252)		169,222,663
Liabilities in Excess of Other Assets - (0.2)%		(354,845)
TOTAL NET ASSETS - 100.0%		$168,867,818
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Chestnut Street Exchange Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$166,671,405	$–	$–	$166,671,405
Money Market Funds	2,551,258	–	–	2,551,258
Total Investments	$169,222,663	$–	$–	$169,222,663

Refer to the Schedule of Investments for further disaggregation of investment categories.